Strategic Funds, Inc.

-             Dreyfus Select Managers Small Cap Growth Fund

Incorporated herein by reference are the above-referenced fund’s Prospectuses for Classes A, C, I and Y shares and Class T shares, filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on September 27, 2017 (SEC Accession No. 0000737520-17-000073).